Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate minimum net rental payments

As of October 31, 2019, the aggregate minimum net rental payments for non-cancelable operating leases and firmly committed contracts are as follows:

2020 (Remaining three months)	$443

Year ending January 31,
2021	1,824
2022	819
2023	464

Total operating lease payments	$3,550

As of January 31, 2019, the aggregate minimum net rental payments for non-cancelable operating leases and firmly committed contracts are as follows:

January 31,
2020	$1,736
2021	1,751
2022	745
2023	225

$4,457

Schedule of minimum lease payments

During the nine months ended October 31, 2019 and in prior years, the Company entered into several capital leases for equipment and software. The leases are for 30-36 month periods. As of October 31, 2019, the minimum lease payments are as follows:

2020 (Remaining three months)	$611

Year ending January 31,
2021	2,404
2022	1,621
2023	200

Total capital lease payments	$4,836

Less amounts representing interest	(452)

Total capital lease payments, net of interest	4,384

Less current portion	(2,413)

Total capital lease payments, net of interest and current portion	$1,971

During fiscal year ended January 31, 2019 and in prior years, the Company entered into several capital leases for equipment and software. The leases are for 30-36 month periods. Minimum lease payments are as follows:

January 31,
2020	$2,282
2021	1,767
2022	984

$5,033
Less: Amounts representing interest	(763)

$4,270
Less: Current portion	(1,869)

$2,401